Schedule of Allowance for Current Expected Credit Losses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Balance at the beginning of the period	¥ (2,230)	¥ (1,027)
Additions	(1,430)	(485)
Write-offs
Balance at the end of the period	¥ (3,660)	¥ (1,512)